Note 9 - Financial assets and liabilities held for trading - Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Financial Assets Held For Trading Abstract
Derivative financial assets held for trading	€ 35,277	€ 35,265
Debt Instruments Held For Trading	26,953	22,573
Loans and receivables Held For Trading	9,251	56
Equity Instruments Held For Trading	5,250	6,801
Financial Assets Held For Trading	91,018	64,695
Financial Liabilities Held For Trading Abstract
Derivative financial liabilities, held for trading	36,591	36,169
Short positions, held for trading	12,240	10,013
Deposits held for trading	34,836
Financial Liabilities Held For Trading	83,667	46,182
Central Banks [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	1,174	1,371
Loans and receivables Held For Trading	699	0
General Government [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	23,977	19,344
Credit Institutions [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	829	816
Loans and receivables Held For Trading	13,588	0
Other [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	972	1,041
Customers [Member]
Financial Assets Held For Trading Abstract
Loans and receivables Held For Trading	9,251	56
Total [Member]
Financial Assets Held For Trading Abstract
Debt Instruments Held For Trading	26,953	22,573
Equity Instruments Held For Trading	5,250	6,801
Financial Assets Held For Trading	91,018	64,695
Financial Liabilities Held For Trading Abstract
Derivative financial liabilities, held for trading	36,591	36,169
Short positions, held for trading	12,240	10,013
Deposits held for trading	34,836
Financial Liabilities Held For Trading	€ 83,667	€ 46,182